Schedule of General and Administration Costs (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2021
IfrsStatementLineItems [Line Items]
Consulting	$ 16,460	$ 7,786	$ 37,672	$ 15,926
Amortization	3,819	3,814	7,636	7,629
Share-based compensation	1,100,442		1,618,576
General and administration costs	2,198,820	24,554	3,607,993	255,865
General and Administration Costs [Member]
IfrsStatementLineItems [Line Items]
Wages and salaries	185,073	37,749	366,619	75,179
Professional fees	354,244	(68,286)	580,690	47,888
Consulting	120,018	23,306	236,771	67,804
Insurance	201,702	7,614	408,382	7,775
Regulatory, filing and transfer agent fees	169,842	4,026	191,108	8,585
Shareholder communications	158,939	9,264	235,375	21,708
Amortization	3,819	3,814	7,636	7,629
Rent	3,175	5,466	6,402	9,500
Travel	14,922		19,761	6,559
Other	21,473	1,601	71,502	3,238
Share-based compensation	965,613		1,483,747
General and administration costs	$ 2,198,820	$ 24,554	$ 3,607,993	$ 255,865